CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($) $ in Thousands	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit) Previously Reported [Member]	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive (Loss) Previously Reported [Member]	Accumulated Other Comprehensive (Loss)	Treasury Stock Previously Reported [Member]	Treasury Stock Revision of Prior Period, Adjustment [Member]	Previously Reported [Member]	Total
Beginning Balance at Dec. 29, 2018	$ 5	$ 4	$ 9	$ 553,843	$ (4,324)	$ 549,519	$ (61,871)	$ (61,871)	$ (37,590)	$ (37,590)	$ (4,320)	$ 4,320	$ 450,067	$ 450,067
Beginning Balance (in shares) at Dec. 29, 2018	547,129	88,852,377	89,399,506								(4,740,000)	4,740,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss								(85,479)						(85,479)
Stock-based compensation						2,981								2,981
Proceeds from exercise of stock options						100								100
Proceeds from exercise of stock options (in shares)			16,483
Proceeds from sale of stock						750								750
Proceeds from sale of stock (in shares)			88,299
Stock Issued During Period, Value, Other						750								750
Vesting of restricted shares			45,327
Change in cumulative foreign currency translation adjustment										5,550				5,550
Ending Balance at Dec. 28, 2019			$ 9			553,350		(147,350)		(32,040)				373,969
Ending Balance (in shares) at Dec. 28, 2019			89,549,615
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss								(24,499)						(24,499)
Stock-based compensation						5,125								5,125
Proceeds from exercise of stock options						7,340								7,340
Proceeds from exercise of stock options (in shares)			1,208,705
Vesting of restricted shares			176,610
Change in cumulative foreign currency translation adjustment										2,652				2,652
Ending Balance at Dec. 26, 2020			$ 9			565,815		(171,849)		(29,388)				$ 364,587
Ending Balance (in shares) at Dec. 26, 2020			90,934,930											90,934,930
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss								(38,332)						$ (38,332)
Stock-based compensation						15,255								15,255
Proceeds from exercise of stock options						2,670								2,670
Proceeds from exercise of stock options (in shares)			435,107
Stock Issued During Period, Value, New Issues			$ 4			363,297								363,301
Shares issued to PIPE, net of issuance costs (in shares)			37,500,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax										2,517				2,517
Stock Issued During the Period, Value, Warrant Redemption			$ 1			62,414								$ 62,415
Stock Issued During the Period, Shares, Warrant Redemption			6,364,978											6,364,978
Vesting of restricted shares			88,305
Change in cumulative foreign currency translation adjustment										(283)				$ (283)
Stock Issued During Period, Value, Reverse Recapitalization (in shares)			58,672,000
Stock Issued During Period, Value, Reverse Recapitalization			$ 6			377,959								377,965
Ending Balance at Dec. 25, 2021			$ 20			$ 1,387,410		$ (210,181)		$ (27,154)				$ 1,150,095
Ending Balance (in shares) at Dec. 25, 2021			193,995,320											193,995,320